Exhibit 99.1

World Omni Auto Receivables Trust 2021-D

Monthly Servicer Certificate

June 30, 2023

Dates Covered
Collections Period	06/01/23 - 06/30/23
Interest Accrual Period	06/15/23 - 07/16/23
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/23
Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/23	568,106,632.18	29,279
Yield Supplement Overcollateralization Amount 05/31/23	11,113,545.59	0
Receivables Balance 05/31/23	579,220,177.77	29,279
Principal Payments	21,862,497.17	446
Defaulted Receivables	764,132.76	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/23	10,401,219.12	0
Pool Balance at 06/30/23	546,192,328.72	28,802

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.01%
Prepayment ABS Speed	1.23%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	8,540,841.78	340
Past Due 61-90 days	1,802,234.48	74
Past Due 91-120 days	362,785.46	16
Past Due 121+ days	0.00	0
Total	10,705,861.72	430

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.92%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Delinquency Trigger Occurred	NO

Recoveries	649,888.57
Aggregate Net Losses/(Gains) - June 2023	114,244.19
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.24%
Prior Net Losses/(Gains) Ratio	0.35%
Second Prior Net Losses/(Gains) Ratio	0.12%
Third Prior Net Losses/(Gains) Ratio	0.13%
Four Month Average	0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.30%

Overcollateralization Target Amount	6,281,211.78
Actual Overcollateralization	6,281,211.78
Weighted Average Contract Rate	3.88%
Weighted Average Contract Rate, Yield Adjusted	5.16%
Weighted Average Remaining Term	42.63

Flow of Funds	$ Amount
Collections	24,413,870.81
Investment Earnings on Cash Accounts	15,513.82
Servicing Fee	(482,683.48)
Transfer to Collection Account	-
Available Funds	23,946,701.15

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	373,187.25
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	15,381,077.19
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,281,211.78
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,842,733.26

Total Distributions of Available Funds	23,946,701.15

Servicing Fee	482,683.48
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 06/15/23	561,573,405.91
Principal Paid	21,662,288.97
Note Balance @ 07/17/23	539,911,116.94

Class A-1
Note Balance @ 06/15/23	0.00
Principal Paid	0.00
Note Balance @ 07/17/23	0.00
Note Factor @ 07/17/23	0.0000000%

Class A-2
Note Balance @ 06/15/23	773,405.91
Principal Paid	773,405.91
Note Balance @ 07/17/23	0.00
Note Factor @ 07/17/23	0.0000000%

Class A-3
Note Balance @ 06/15/23	387,400,000.00
Principal Paid	20,888,883.06
Note Balance @ 07/17/23	366,511,116.94
Note Factor @ 07/17/23	94.6079290%

Class A-4
Note Balance @ 06/15/23	121,600,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	121,600,000.00
Note Factor @ 07/17/23	100.0000000%

Class B
Note Balance @ 06/15/23	34,530,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	34,530,000.00
Note Factor @ 07/17/23	100.0000000%

Class C
Note Balance @ 06/15/23	17,270,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	17,270,000.00
Note Factor @ 07/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	441,678.92
Total Principal Paid	21,662,288.97
Total Paid	22,103,967.89

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	225.58
Principal Paid	773,405.91
Total Paid to A-2 Holders	773,631.49

Class A-3
Coupon	0.81000%
Interest Paid	261,495.00
Principal Paid	20,888,883.06
Total Paid to A-3 Holders	21,150,378.06

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3846707
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.8663029
Total Distribution Amount	19.2509736

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0005823
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	1.9964014
Total A-2 Distribution Amount	1.9969837

A-3 Interest Distribution Amount	0.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	53.9207100
Total A-3 Distribution Amount	54.5957100

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	710.04
Noteholders' Principal Distributable Amount	289.96

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/23	2,877,704.48
Investment Earnings	11,966.27
Investment Earnings Paid	(11,966.27)
Deposit/(Withdrawal)	-
Balance as of 07/17/23	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,751,339.83	$3,817,089.44	$2,663,955.88
Number of Extensions	155	151	102
Ratio of extensions to Beginning of Period Receivables Balance	0.65%	0.63%	0.43%